Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 107,060	$ 39,255	$ 59,570
Marketable securities	8,021	59,027	47,343
Accounts receivable	1,892	1,874	865
Prepaid expenses and other current assets	1,905	1,662	1,035
Total current assets	118,878	101,818	108,813
Property and equipment, net	3,850	5,163	4,429
Restricted cash	2,305	2,319	2,305
Deferred offering costs	1,132
Operating lease right-of-use assets	50,807	43,050
Total assets	176,972	152,350	115,547
Current liabilities:
Accounts payable	2,461	2,796	1,087
Accrued expenses	5,879	7,061	3,739
Current portion of deferred revenue	34,309	18,982	16,504
Current portion of operating lease liabilities	8,040	9,444
Total current liabilities	50,689	38,283	21,330
Deferred revenue, net of current portion	13,755	21,846	29,219
Deferred rent, net of current portion			1,282
Operating lease liabilities, net of current portion	41,323	32,887
Other liabilities	1,007	740	855
Total liabilities	106,774	93,756	52,686
Commitments and contingencies (Note 10)
Convertible preferred stock (Series Seed, A, B, C and D), $0.001 par value; 17,044,139 and 16,670,802 shares authorized at September 30, 2020 and December 31, 2019, respectively; 16,904,219 and 13,869,027 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively; liquidation preference of $169,648 and $127,348 at September 30, 2020 and December 31, 2019, respectively.	174,357	132,109	106,401
Stockholders' equity (deficit):
Common stock, $0.001 par value; 24,000,000 and 23,700,000 shares authorized at September 30, 2020 and December 31, 2019, respectively; 1,760,362 and 1,737,388 shares issued and outstanding at September 30, 2020 and December 31, 2019 respectively.	2	2	2
Additional paid-in capital	4,992	2,701	508
Accumulated other comprehensive income	15	30	(4)
Accumulated deficit	(109,168)	(76,248)	(44,046)
Total stockholders' deficit	(104,159)	(73,515)	(43,540)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 176,972	$ 152,350	$ 115,547